Intangible assets and goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets:
Goodwill	$ 7,694,111	$ 6,750,107
Impairment charges on intangible assets		0	$ 0
Impairment loss	20,677,160
Greenbrook CGU
Intangible assets:
Goodwill	$ 0	$ 0
Achieve TMS East/Central CGU
Intangible assets:
Budgeted revenue growth rate	0.00%
EBITDA margin	10.00%
Perpetuity growth rate	2.00%
Weighted average cost of capital discount rate	12.10%
Goodwill	$ 3,042,457
Achieve TMS East/Central CGU | Management services agreement
Intangible assets:
Impairment charges on intangible assets	$ 3,485,621
Achieve TMS West CGU
Intangible assets:
Budgeted revenue growth rate	8.00%
EBITDA margin	11.00%
Perpetuity growth rate	2.00%
Weighted average cost of capital discount rate	12.10%
Goodwill	$ 3,707,650
Impairment charges on intangible assets	3,707,650
Achieve TMS West CGU | Management services agreement
Intangible assets:
Impairment charges on intangible assets	2,346,295
Achieve TMS West CGU | Non-compete agreement
Intangible assets:
Impairment charges on intangible assets	$ 53,619
Success TMS CGU
Intangible assets:
Budgeted revenue growth rate	5.00%
EBITDA margin	6.00%
Perpetuity growth rate	2.00%
Weighted average cost of capital discount rate	8.00%
Goodwill	$ 15,328,219
Success TMS CGU | Goodwill
Intangible assets:
Impairment loss	7,634,108
Achieve TMS CGU
Intangible assets:
Impairment charges on intangible assets	20,677,160
Achieve TMS East/Central | Goodwill
Intangible assets:
Impairment loss	3,042,457
Achieve TMS East/Central | Non-compete agreement
Intangible assets:
Impairment loss	$ 407,410